Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AQUILA TAX-FREE TRUST OF OREGON
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Trust’s objective is to provide you as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 23 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 24 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 27 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 36 of the Statement of Additional Information (the “SAI”).  No Class I Shares are currently outstanding.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the fiscal year ended March 31, 2014, the Trust's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Trust’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Oregon state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  In general, almost all of these obligations are issued by the State of Oregon, its counties and various other local authorities. We call these “Oregon Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Oregon Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Oregon Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Trust’s average portfolio maturity has traditionally been between 10 and 18 years.

At the time of purchase, the Trust’s Oregon Obligations must be of investment grade quality. This means that they must either

*	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

*	if unrated, be determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser selects obligations for the Trust’s portfolio to best achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.

The Trust may, but is not required to, use derivatives, including futures contracts and options on futures contracts, for a variety of purposes, including to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market Risk. The market prices of the Trust’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will likely go down.  The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.  In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low and are expected to rise.

Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Oregon and Other Municipal Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Oregon and other municipal issuers.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Oregon is still recovering from the 2007-2009 national recession, and its broad-based declines in employment.  Oregon’s debt levels are high in relation to its economic base.  The state is highly vulnerable to budgetary strain due to its high reliance on volatile income taxes.  The Oregon Public Employees Retirement System (“PERS”) Board recently approved employer contribution rate increases for the 2015-17 biennium, potentially impacting the repayment ability of PERS employers across the State, including most Oregon municipal bond issuers. Rates were increased to reduce unfunded pension liabilities.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Trust’s Oregon Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. Some securities held by the Trust may be impossible or difficult to purchase or sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Trust will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Trust may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Derivatives Risk. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves, behave in a way not anticipated by the Trust. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Trust volatility. Some derivatives have the potential for unlimited loss, regardless of the size of the Trust’s initial investment.  Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Trust.  The U.S. government is in the process of adopting and implementing regulations governing derivative markets, including mandatory clearing of certain derivatives, margin, and reporting requirements.  Recent legislation calls for new regulation of the derivatives markets. The ultimate impact of the regulations remains unclear.  Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Leveraging Risk. The value of your investment may be more volatile if the Trust borrows or uses derivatives or other investments that have a leveraging effect on the Trust’s portfolio. Other risks also will be compounded.  This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Trust would otherwise have had, potentially resulting in the loss of all assets. The Trust may also have to sell assets at inopportune times to satisfy its obligations.  The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Trust’s assets.

The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects.  Also, the Trust may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Trust.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Trust.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). Thus, compared with "diversified" funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects. Also, the Trust may be more volatile than a more geographically diverse fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Trust Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual total returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust's performance from year to year and by showing how the Trust's average annual total returns for the designated periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS As of December 31 Class Y Shares 2004 - 2013
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
    During the 10-year period shown in the bar chart, the highest return for a quarter was 5.51% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.17% (quarter ended September 30, 2008).

    The year-to-date (from January 1, 2014 to June 30, 2014) total return for Class Y Shares was 4.73%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date (from January 1, 2014 to June 30, 2014) total return for Class Y Shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y Shares. After-tax returns for other classes of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.

Barclays Capital Quality Intermediate Municipal Bond Index (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.73%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	472
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	626
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	794
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,281
1 Year	rr_AverageAnnualReturnYear01	(6.39%)
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.58%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,450
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	501
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	865
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,450
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses of Class I Shares are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,154
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.58%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	328
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 737
Annual Return 2004	rr_AnnualReturn2004	3.94%
Annual Return 2005	rr_AnnualReturn2005	2.77%
Annual Return 2006	rr_AnnualReturn2006	3.78%
Annual Return 2007	rr_AnnualReturn2007	2.99%
Annual Return 2008	rr_AnnualReturn2008	(1.03%)
Annual Return 2009	rr_AnnualReturn2009	11.10%
Annual Return 2010	rr_AnnualReturn2010	1.33%
Annual Return 2011	rr_AnnualReturn2011	10.00%
Annual Return 2012	rr_AnnualReturn2012	5.94%
Annual Return 2013	rr_AnnualReturn2013	(2.33%)
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Class Y | After Taxes on Distributions and Redemption
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	3.79%

[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
[2]	The Manager has contractually undertaken to waive its fees to the extent necessary so that the annual rate is equivalent to 0.40 of 1% of net assets of the Trust up to $400,000,000; 0.38 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.36 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2015. The Manager may not terminate the arrangement without the approval of the Board of Trustees.
[3]	Other Expenses of Class I Shares are based on estimated amounts for the current fiscal year.